UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: (811- 05795)

Exact name of registrant as specified in charter:	Putnam High Yield Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam High Yield Municipal Trust
The fund's portfolio
12/31/07 (Unaudited)

Key to abbreviations
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (130.3%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.5%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$550,000	$484,138
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/35	B/P	250,000	236,185
			720,323

Arizona (2.8%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	250,000	239,708
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	500,000	571,920
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	1,000,000	1,049,160
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Baa3	750,000	758,108
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	498,660
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	325,000	302,533
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	500,000	497,540
			3,917,629

Arkansas (0.5%)
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	400,000	396,608
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	285,000	264,275
			660,883

California (8.6%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds (CA-NV Methodist),
5s, 7/1/26	A+	240,000	241,814
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/27	Baa2	750,000	700,283
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	560,000	551,925
CA Statewide Cmnty., Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. A, 4 7/8s, 10/1/35
(Prerefunded)	BBB-	200,000	212,992
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	645,000	570,632
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BB+/P	1,000,000	1,015,690
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	425,000	416,581
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28 (Prerefunded)	AAA/P	350,000	372,925
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	2,000,000	2,010,640
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	385,000	351,178
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5s, 6/1/33	BBB	750,000	649,290
Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	AAA	60,000	60,483
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB-/P	500,000	491,975
Orange Cnty., Cmnty. Fac. Dist. Rev. Bonds (Ladera
Ranch - No. 1), 6s, 8/15/25 (Prerefunded)	AAA	1,000,000	1,084,090
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	250,000	240,090
Port Oakland, Rev. Bonds, Ser. L, FGIC, 5 3/8s, 11/1/27	Aaa	1,000,000	1,026,160
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	715,000	715,436
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.

No. 1), 7 3/4s, 8/1/32	BB-/P	835,000	866,496
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	935,000	549,584
			12,128,264

Colorado (0.4%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	225,000	209,504
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	165,000	170,889
(Evangelical Lutheran), 5s, 6/1/29	A3	105,000	102,833
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B	100,000	84,278
			567,504

Connecticut (0.5%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	755,160

Delaware (1.5%)
DE State Rev. Bonds (Beebe Med. Ctr.), Ser. A, 5s,
6/1/30	Baa1	1,000,000	899,160
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2,
4.9s, 10/31/39	A3	1,000,000	1,019,690
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/36	BBB-	100,000	87,869
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	150,000	143,540
			2,150,259

District of Columbia (0.8%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds
6 1/4s, 5/15/24	BBB	895,000	917,205
Ser. A, zero %, 6/15/46	BBB/F	2,500,000	184,175
			1,101,380

Florida (10.2%)
CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 7/8s,
5/1/14	BB-/P	750,000	679,583
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
6.7s, 5/1/34	BB/P	970,000	1,034,893
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B,
5 1/8s, 11/1/09	BB/P	80,000	77,622
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31 (Prerefunded)	AAA	350,000	385,886
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A
5 1/4s, 6/1/21	BBB+	525,000	523,971
5 1/4s, 6/1/19	BBB+	655,000	660,725
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	395,000	328,889
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	100,000	98,236
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	300,000	258,297
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,100,000	1,106,061
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Alliance Cmnty.), Ser. C, 5 1/2s, 11/15/29
(Prerefunded)	AAA	1,075,000	1,130,685
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	100,000	85,629
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	500,000	455,370
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	Ba1	500,000	506,740
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), U.S. Govt. Coll., 5 3/4s, 12/1/32
(Prerefunded)	A2	500,000	554,120
Port St. Lucie, Special Assmt. Bonds (Southwest
Annexation Dist. 1-B), MBIA, 5s, 7/1/27	Aaa	800,000	810,256
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	740,000	666,074
Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s,
5/1/22	BB-/P	340,000	279,341
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2,
5 3/8s, 5/1/13	BB-/P	750,000	663,803
South Miami, Hlth. Fac. Hosp. Rev. Bonds (Baptist
Hlth. South FL Group), 5s, 8/15/27	Aa3	1,000,000	1,007,540
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	485,000	412,764
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	700,000	550,319
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	215,000	141,775
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	200,000	191,948
5.4s, 5/1/37	BB-/P	125,000	101,133
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	475,000	461,615
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)

Ser. A, 5 3/8s, 5/1/37	BB-/P	300,000	228,483
Ser. B, 5s, 11/1/13	BB-/P	200,000	178,728
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds
Ser. A, 5 5/8s, 5/1/37	BB-/P	275,000	204,182
Ser. B, 5 1/8s, 11/1/12	BB-/P	115,000	101,670
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	300,000	275,739
6 1/4s, 5/1/22	BB-/P	195,000	181,547
			14,343,624

Georgia (3.7%)
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	2,000,000	2,286,100
Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury
Court), Class A, 6 1/8s, 2/15/34	B+/P	175,000	169,997
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	2,400,000	2,406,504
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	200,000	178,676
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	200,000	190,648
			5,231,925

Idaho (0.9%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	475,000	477,332
Madison Cnty., Hosp. COP
5 1/8s, 9/1/14	BBB-	500,000	497,045
5 1/8s, 9/1/13	BBB-	250,000	249,558
			1,223,935

Illinois (1.8%)
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	BB-/P	250,000	222,760
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A1	750,000	791,993
IL Fin. Auth. Rev. Bonds
(Monarch Landing, Inc.), Ser. A, 7s, 12/1/27	B/P	450,000	450,914
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	200,000	193,292
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	250,000	226,223
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	194,701	173,138
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2	500,000	516,770
			2,575,090

Indiana (1.4%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/28	BBB-/F	180,000	168,719
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa2	325,000	339,931
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	1,000,000	1,013,710
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	AA	500,000	510,560
			2,032,920

Iowa (4.3%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	2,080,000	2,501,304
Ser. A, 5s, 7/1/19	BBB-	910,000	870,124
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6 1/8s, 11/15/32	BB/P	550,000	548,906
IA State Higher Ed. Loan Auth. Rev. Bonds, 5s, 10/1/22	BBB-/F	800,000	776,392
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	1,000,000	908,950
Ser. C, 5 3/8s, 6/1/38	BBB	500,000	444,450
			6,050,126

Kentucky (0.2%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 6 1/2s, 1/1/29	B+/P	305,000	336,491

Louisiana (1.2%)
Desoto Parish, Rev. Bonds (Intl. Paper Co. Project),
Ser. A, 5s, 10/1/12	BBB	250,000	252,820
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Hlth. Care - St. James Place), Ser. A, 7s, 11/1/26
(Prerefunded)	AAA/P	1,320,000	1,432,081
			1,684,901

Maine (1.1%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,

11/15/27	Aa1	600,000	603,954
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	1,000,000	1,027,650
			1,631,604

Maryland (3.1%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/15	A3	500,000	545,230
(Edenwald), Ser. A, 5.2s, 1/1/24	BB/P	150,000	136,907
(King Farm Presbyterian Cmnty.), Ser. B, 4 3/4s, 1/1/13	B/P	700,000	685,398
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	200,000	199,234
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	600,000	596,868
5 7/8s, 5/1/21	BB/P	150,000	149,918
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3,
4.95s, 12/31/49	A3	2,000,000	2,031,060
			4,344,615

Massachusetts (7.1%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	1,000,000	983,790
MA State Dev. Fin. Agcy. Rev. Bonds
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,000,000	979,630
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27	BB/P	425,000	381,858
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	550,000	540,854
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	400,000	380,540
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	730,000	885,527
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	350,000	357,613
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,575,000	1,631,480
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	AAA	1,065,000	1,120,529
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,030,680
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	500,000	501,535
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	450,000	422,537
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	250,000	251,183
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	600,000	603,570
			10,071,326

Michigan (3.4%)
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden
City), Ser. A, 5 3/4s, 9/1/17	Ba1	265,000	258,847
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BB-/P	200,000	181,594
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,031,330
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/30	BBB	500,000	450,200
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	920,000	918,234
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,350,000	1,535,004
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	480,000	458,774
			4,833,983

Minnesota (1.7%)
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	115,000	111,168
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	200,000	187,522
MN State Higher Ed. Fac. Auth. Rev. Bonds (The College
of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	1,000,000	1,022,350
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	315,000	305,755
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Baa3	350,000	348,936
Ser. B, 5.85s, 11/1/17	Baa3	250,000	252,210
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	225,000	189,839
			2,417,780

Mississippi (1.1%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	1,000,000	1,121,540
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	380,000	403,522
			1,525,062

Missouri (3.0%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,000,000	1,063,270

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	500,000	510,675
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll,
FNMA Coll, 7 1/2s, 3/1/31	AAA	320,000	336,141
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	340,000	349,115
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	475,000	491,188
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	320,000	322,234
(Single Fam. Home Ownership Loan), Ser. D, GNMA Coll.,
FNMA Coll., 5.55s, 9/1/34	Aaa	1,130,000	1,163,866
			4,236,489

Montana (0.3%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	150,000	147,921
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B-	250,000	256,125
			404,046

Nevada (2.8%)
Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.),
FGIC, 5 5/8s, 11/1/19 (Prerefunded)	Aaa	2,000,000	2,092,840
Clark Cnty., Impt. Dist. Special Assmt. (Summerlin No.
151), 5s, 8/1/20	BB/P	425,000	380,205
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	250,000	252,143
Henderson, Local Impt. Dist. Special Assmt.
(No. T-17), 5s, 9/1/18	BB/P	100,000	89,223
(No. T-18), 5s, 9/1/16	BB-/P	500,000	456,775
Henderson, Local Impt. Dist. Special Assmt. Bonds (No.
T-16), 5 1/8s, 3/1/25	BB/P	195,000	153,217
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB/P	315,000	299,474
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	245,000	233,132
			3,957,009

New Hampshire (1.8%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	600,000	623,562
(Southern NH Med. Ctr.), Ser. A, 5 1/4s, 10/1/28	A-	1,425,000	1,408,912
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	600,000	594,546
NH State Bus. Fin. Auth. Swr. & Solid Waste Rev. Bonds
(Crown Paper Co.), 7 7/8s, 7/1/26 (In default) (NON)	D/P	1,394,189	139
			2,627,159

New Jersey (7.6%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	350,000	321,409
NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	1,500,000	1,507,425
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	1,009,160
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	200,000	185,000
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,000,000	990,240
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	1,000,000	981,930
(Seabrook Village), 5 1/4s, 11/15/26	BB-/P	160,000	143,384
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Peters
U. Hosp.), 5 3/4s, 7/1/37	Baa2	750,000	731,295
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded)	AAA	3,410,000	3,859,847
Ser. 1A, 5s, 6/1/29	BBB	1,100,000	964,711
			10,694,401

New Mexico (0.9%)
Farmington, Poll. Control Rev. Bonds (San Juan), Ser.
B, 4 7/8s, 4/1/33	Baa2	600,000	536,790
Farmington, Poll. Control VRDN (AZ Pub. Service Co.),
Ser. B, 3.5s, 9/1/24	P-1	400,000	400,000
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	290,000	295,017
			1,231,807

New York (11.6%)
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	750,000	720,323
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s,
7/1/15	BB	630,000	638,732
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	775,000	777,852
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds,
Ser. C, 5 5/8s, 11/15/14	Baa2	400,000	403,536
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.)
Ser. B, 6 3/4s, 3/1/15	B-/P	200,000	208,938

Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	514,100
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	805,000	812,012
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	AAA	200,000	218,352
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	1,300,000	1,240,109
NY City, Indl. Dev. Agcy. Special Fac. FRB (American
Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B	250,000	272,100
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B	2,320,000	2,462,030
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	1,000,000	842,400
(Jetblue Airways Corp.), 5s, 5/15/20	B	100,000	85,475
NY State Dorm. Auth. Rev. Bonds (NY U. Hosp. Ctr.),
Ser. A, 5s, 7/1/20	Ba2	500,000	478,930
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,400,000	1,424,794
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$1,200,000) (RES)	BB/P	1,200,000	1,224,072
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	500,000	505,550
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	1,000,000	1,056,590
(Jefferson's Ferry), Ser. A, 7 1/4s, 11/1/28
(Prerefunded)	AAA	1,000,000	1,094,940
(Jeffersons Ferry), 5s, 11/1/15	BBB-	525,000	528,003
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	800,000	817,544
			16,326,382

North Carolina (4.6%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C,
5.3s, 1/1/15	Baa1	1,500,000	1,571,535
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	1,099,322
(Deerfield), Ser. A, 5s, 11/1/23	A-/F	250,000	236,630
(First Mtge. - Pines at Davidson), Ser. A, 5s, 1/1/18	A-/F	835,000	834,349
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. Givens Estates), Ser. A, 6 1/2s, 7/1/32
(Prerefunded)	BB-/P	750,000	866,505
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	690,000	636,601
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	100,000	93,108
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	150,000	141,530
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,055,460
			6,535,040

North Dakota (0.8%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	Baa2	1,000,000	1,108,160

Ohio (5.1%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2, 5 3/4s, 6/1/34	BBB	3,100,000	2,950,518
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	600,000	575,406
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,000,000	1,062,770
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,631,595
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.15s, 7/15/15	B+	400,000	376,856
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	500,000	542,260
			7,139,405

Oklahoma (1.6%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	235,000	237,223
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	225,000	237,159
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29 (Prerefunded)	Aaa	580,000	610,549
5 3/4s, 8/15/29 (Prerefunded)	Aaa	420,000	441,643
Tulsa, Muni. Arpt. Trust Rev. Bonds, Ser. B, 5.65s,
12/1/35	B	750,000	743,445
			2,270,019

Oregon (1.1%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	1,000,000	1,008,820
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	600,000	608,538
			1,617,358

Pennsylvania (4.6%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/22 (Prerefunded)	AAA	195,000	229,997
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded)	AAA	560,000	647,959
(Hlth. Syst.-West PA), Ser. A, 5s, 11/15/28	Ba2	795,000	683,279
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6s, 1/15/14	Baa1	750,000	759,248
(Env. Impt.), 5 1/2s, 11/1/16	Baa3	600,000	612,138
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	550,000	539,484
5.1s, 1/1/12	BB/P	400,000	396,024
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	575,000	587,328
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Brethren Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	225,000	223,272
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded)	AA-	250,000	277,245
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B-/P	400,000	387,808
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Philadelphia U.), 5s, 6/1/30	Baa2	270,000	259,781
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	750,000	849,353
			6,452,916

Puerto Rico (2.3%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, 5s,
7/1/28	BBB	270,000	262,248
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N, 5 1/2s, 7/1/21	Baa3	1,845,000	1,926,789
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,053,870
			3,242,907

Rhode Island (1.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/8s, 6/1/32	BBB	2,025,000	2,026,802

South Carolina (2.3%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37 (Prerefunded)	A+	1,250,000	1,389,938
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	600,000	680,832
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	890,000	1,005,139
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	110,000	124,231
			3,200,140

South Dakota (1.2%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtg.),
Ser. H, 5s, 5/1/28	AAA	570,000	574,549
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prairie
Lakes Hlth. Care), 5.65s, 4/1/22	A-	1,105,000	1,110,658
			1,685,207

Tennessee (5.1%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	Baa1	1,500,000	1,649,430
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	400,000	389,768
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA/P	625,000	710,381
6 1/2s, 9/1/26 (Prerefunded)	AAA	375,000	426,229
TN Energy Acquisition Corp. Gas Rev. Bonds
Ser. A, 5 1/4s, 9/1/22	Aa3	1,000,000	1,025,690
Ser. C, 5s, 2/1/22	Aa3	1,000,000	999,960
Ser. C, 5s, 2/1/20	Aa3	2,000,000	2,023,440
			7,224,898

Texas (6.7%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), 5 7/8s, 11/15/18 (SEG)	BB-/P	1,000,000	1,003,690
Brazoria Cnty., Brazos River Harbor Naval Dist. (Dow
Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	A3	170,000	161,770
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	400,000	400,600
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	1,450,000	1,467,850
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	1,450,000	1,473,476
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	CCC	500,000	410,150
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	125,000	124,305
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Air Force Village), 5 1/8s, 5/15/27	BBB-/P	1,325,000	1,249,594
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),

6s, 7/1/29	Baa3	2,150,000	2,149,979
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds,
Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24 (SEG)	AAA	1,000,000	1,019,610
			9,461,024

Utah (0.6%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A, 7 1/2s, 2/1/10	BB-	800,000	800,856

Vermont (0.9%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	1,250,000	1,253,125

Virginia (2.3%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	600,000	615,156
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds
(United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	295,000	301,729
(United Methodist), Ser. A, 6.7s, 6/1/27 (Prerefunded)	BB+/P	105,000	119,485
(Westminster-Canterbury), 5s, 10/1/22	BBB-	400,000	383,452
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	200,000	189,862
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	500,000	489,770
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,000,000	1,018,940
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	200,000	180,124
			3,298,518

Washington (0.9%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	945,000	984,151
WA State Hlth. Care Fac. Auth. Rev. Bonds, Ser. C,
Radian Insd., 5 3/8s, 8/15/28	AA	250,000	252,320
			1,236,471

West Virginia (1.4%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	1,150,000	1,121,940
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	825,000	804,755
			1,926,695

Wisconsin (2.3%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 6 3/8s, 6/1/32	BBB	1,500,000	1,544,155
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	A-	1,600,000	1,759,664
			3,303,819

Wyoming (0.3%)
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa2	450,000	425,736

Total municipal bonds and notes (cost $180,616,533)			$183,991,173

COMMON STOCKS (--%)(a) (cost $1,428,766)
		Shares	Value

Tembec, Inc. (Canada) (NON)		29,974	$11,021

TOTAL INVESTMENTS

Total investments (cost $182,045,299) (b)			$184,002,194

FUTURES CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

U.S. Treasury Note 5 yr (Short)	64	$7,058,000	Mar-08	$(38,333)
U.S. Treasury Note 10 yr (Short)	21	2,381,203	Mar-08	(14,149)

Total				$(52,482)

NOTES

(a) Percentages indicated are based on net assets of $141,236,647.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $182,036,997, resulting in gross unrealized appreciation and depreciation of $7,408,506 and $5,443,309, respectively, or net unrealized appreciation of $1,965,197.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2007 was $1,224,072 or 0.9% of net assets.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds and FRB are the current interest rates at December 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at December 31, 2007 (as a percentage of net assets):

Health care	59.6%
Tobacco	11.0
Land	10.8

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Municipal Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008